Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2014
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.          Marketable Securities:

	June 30,	December 31,
	2014	2013
Fair value at beginning of year	$318,442	$723,449
Dispositions, at cost	-	(12,500)
Realized loss	-	4,039
Unrealized gain (loss)	54,973	(396,546)
Fair value at balance sheet date	$373,415	$318,442